Stock Compensation (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2023	Jul. 26, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted	169,309			133,700
Warrant exercise price				$ 6.30	$ 45.00	$ 68.00
Stock based compensation expense	$ 319,664	$ 2,245,526	$ 2,486,151	$ 1,656,674
Unamortized stock compensation expense	$ 945,153		1,009,269	$ 2,375,624
Unvested stock options			$ 2,022,403
2020 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Amount of debt converted into shares to warrants, shares							40,000
Option granted				36,000
Warrant exercise price				$ 13.352
2021 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares authorized for issuance			543,663				233,663
Option granted			249,350	131,200
Number of ordinary shares with respect to which options may be granted thereunder to any eligible employee			114,000
Number of ordinary shares with respect to which options may be granted thereunder to any eligible employee vested				36,000
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee deemed			78,000
Number of ordinary shares with respect to which options may be granted thereunder to any eligible employee deemed dividend expired			36,000
Expenses		$ 1,655,506